Changes in Accounting Policies - Reconciliation between the Operating Lease Commitments and Lease Liability Recognized (Detail) - CNY (¥) ¥ in Millions	Jan. 01, 2019	Dec. 31, 2019
Disclosure Of Reconciliation Between Operating Lease Commitments And Lease Liabilities Abstract [Abstract]
Operating lease commitments disclosed as of December 31, 2018	¥ 220,301
Discounted using the lessee's incremental borrowing rate at the date of initial application	202,651
Less: Short-term leases and low-value leases recognized on a straight-line basis as expense	(5,827)
Contracts reassessed as service arrangement	(90,520)
Variable lease payments not recognized as lease liabilities	(26,097)
Lease liabilities recognized as of January 1, 2019	80,207
Lease liabilities [abstract]
Current portion	19,917	¥ 22,668
Non-current portion	¥ 60,290	¥ 51,635